UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York AMT-Free Municipal Income Fund (NRK)
	June 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.5% (1.6% of Total Investments)
$ 1,015	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/13 at 100.00	A3	$ 973,273
	5.250%, 6/01/25
1,810	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	9/13 at 100.00	A1	1,811,140
	5.750%, 6/01/33
860	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	9/13 at 100.00	BBB+	852,475
	Series 2002, 5.375%, 5/15/33
32,925	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B+	26,671,884
36,610	Total Consumer Staples			30,308,772
	Education and Civic Organizations – 26.5% (16.8% of Total Investments)
	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence,
	Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	249,670
1,275	5.500%, 4/01/43	4/23 at 100.00	BBB–	1,298,078
1,260	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	1/14 at 100.00	N/R	1,264,775
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,840,665
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	4,601,040
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	A	10,222,970
	Series 2007A, 5.250%, 7/01/32 – NPFG Insured
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	4,335,842
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	6,565,860
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
7,780	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	1/14 at 100.00	A	7,803,496
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
6,660	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	6,955,105
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	10,659,700
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,533,830
	Facilities, Series 2009A, 5.000%, 7/01/39
7,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	7,806,075
	Facilities, Series 2011A, 5.000%, 7/01/41
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	1,051,060
	Facilities, Series 2012A, 5.000%, 7/01/42
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
2,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	A	2,120,960
2,525	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	A	2,599,361
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Baa1	1,176,117
	5.000%, 7/01/21 – NPFG Insured
19,180	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	20,606,225
	2011A, 5.000%, 10/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA–	1,090,820
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	6,572,498
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	A2	3,153,840
	5.000%, 7/01/38 – AGC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,015,940
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	939,059
	2010, 5.250%, 7/01/30
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,940,040
	1998A, 6.000%, 7/01/18 – NPFG Insured
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	3,631,033
	5.000%, 7/01/32 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	11,102,100
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,130,908
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	14,336,055
	2009B, 5.000%, 7/01/39
3,115	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,326,789
	2012A, 5.000%, 7/01/32
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	3,019,324
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,410,850
14,795	5.000%, 7/01/40	7/20 at 100.00	Aa1	15,897,228
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,950,050
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,358,820
1,250	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,	No Opt. Call	AA–	1,341,138
	Refunding Series 2009A, 5.125%, 7/01/39
6,435	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	6,867,754
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College	7/23 at 100.00	A2	1,042,390
	Project, Series 2013A, 5.000%, 7/01/39
5,520	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	5,781,262
	University, Tender Option Bond Trust 3127, 13.065%, 1/01/14 – AMBAC Insured (IF)
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	1/14 at 100.00	A	7,267,908
	Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	12/13 at 100.00	A	4,787,797
	Episcopal School, Series 1997, 5.250%, 6/15/27 – NPFG Insured
3,155	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	3,144,809
	College of Aeronautics, Series 2006A, 5.000%, 12/01/28
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	1,107,830
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	1,106,350
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	6,490,197
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	4,597,850
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	887,098
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	12,917,760
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	5,604,482
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,320,960
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	31,813,631
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	19,091,377
6,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	6,678,867
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	3,591,522
	American Art, Series 2011, 5.000%, 7/01/31
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	589,782
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	995,390
1,750	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/22 at 100.00	Baa2	1,715,840
	Series 2012, 5.000%, 7/01/42
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	Aa3	1,067,950
	Project, Series 2011, 5.000%, 12/01/36
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,511,861
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,061,070
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,268,120
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	3,849,443
	Series 2010A, 5.125%, 9/01/40
312,080	Total Education and Civic Organizations			324,066,621
	Financials – 2.3% (1.4% of Total Investments)
26,015	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	27,825,384
	2005, 5.250%, 10/01/35
	Health Care – 7.1% (4.5% of Total Investments)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	A–	5,936,802
	6.125%, 11/15/30
2,495	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	2,866,056
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.
	Barnabas Hospital, Series 2002A:
2,800	5.125%, 2/01/22 – AMBAC Insured	9/13 at 100.00	N/R	2,808,988
3,000	5.000%, 2/01/31 – AMBAC Insured	9/13 at 100.00	N/R	3,001,590
8,230	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	8,853,752
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore
	Hospital, Series 2004:
9,330	5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	9,509,229
425	5.000%, 8/01/33 – FGIC Insured	2/15 at 100.00	A	426,755
8,035	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	8,425,903
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,250	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Luke’s Roosevelt	8/15 at 100.00	N/R	2,263,658
	Hospital, Series 2005, 4.900%, 8/15/31
5,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	5,095,500
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
2,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	2,129,620
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA–	4,247,867
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	3,690,750
9,825	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	10,327,942
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	973,998
	Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	2,081,044
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
1,300	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, The	12/22 at 100.00	A–	1,309,178
	Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42
6,540	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance &	7/21 at 100.00	A–	6,940,640
	Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated
	Group Project, Series 2011, 5.000%, 7/01/28
5,050	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	5,579,493
	2010-C2, 6.125%, 11/01/37
81,735	Total Health Care			86,468,765
	Housing/Multifamily – 2.8% (1.8% of Total Investments)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse
	River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40	5/20 at 100.00	AA–	1,038,050
1,000	5.000%, 5/01/45 – AGM Insured	5/20 at 100.00	AA–	1,038,050
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
4,600	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	4,809,622
4,600	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	4,972,646
18,865	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA–	20,006,334
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB) (4)
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	1,073,977
	Series 2010D-1A, 5.000%, 11/01/42
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	469,701
	4.500%, 11/01/29
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
70	6.100%, 11/01/15 – AGM Insured	11/13 at 100.00	AA–	70,328
390	6.125%, 11/01/20 – AGM Insured	11/13 at 100.00	AA–	390,835
32,015	Total Housing/Multifamily			33,869,543
	Long-Term Care – 0.4% (0.2% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	831,288
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,500	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	2,475,000
	Project, Series 2006A, 6.000%, 11/15/36
1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic	12/20 at 100.00	BBB–	1,302,886
	Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40
4,525	Total Long-Term Care			4,609,174
	Tax Obligation/General – 13.2% (8.4% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	A+	3,164,580
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured
8,100	Erie County Industrial Development Agency, New York, School Facility Refunding Revenue Bonds,	5/23 at 100.00	AA–	8,870,553
	Buffalo City School District, Series 2013A, 5.000%, 5/01/28
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA–	1,065,650
	10/01/29 – AGC Insured
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	A+	236,240
	NPFG Insured
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,304,328
3,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	3,405,690
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
5,000	5.000%, 10/01/28	10/22 at 100.00	AA	5,517,700
2,000	5.000%, 10/01/32	No Opt. Call	AA	2,159,780
3,300	5.000%, 10/01/33	10/22 at 100.00	AA	3,550,404
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series C:
4,610	5.000%, 8/01/25	8/22 at 100.00	AA	5,252,542
7,190	5.000%, 8/01/28	8/22 at 100.00	AA	7,923,308
7,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F, 5.000%, 8/01/31	2/22 at 100.00	AA	7,557,340
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,085,880
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,166,980
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,490,200
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,698,826
3,600	5.000%, 3/01/33	3/23 at 100.00	AA	3,883,284
3,000	New York City, New York, General Obligation Bonds, Fiscal 2013 Series I, 5.000%, 8/01/23	No Opt. Call	AA	3,556,140
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
135	5.125%, 8/01/25 – NPFG Insured	9/13 at 100.00	AA	135,548
70	5.375%, 8/01/27 – NPFG Insured	9/13 at 100.00	AA	70,221
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	9/13 at 100.00	AA	5,019
5	5.000%, 8/01/16 – FGIC Insured	9/13 at 100.00	AA	5,017
10,330	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	11,011,264
	FGIC Insured
750	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AA	816,368
	AGM Insured
9,885	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/29	10/21 at 100.00	AA	10,733,034
	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012:
8,700	5.000%, 4/01/26	4/22 at 100.00	AA	9,785,064
6,225	5.000%, 4/01/29	4/22 at 100.00	AA	6,786,433
	New York City, New York, General Obligation Bonds, Series 2004E:
12,550	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	13,269,868
7,850	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	8,300,276
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds,
	Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AA–	1,765,071
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA–	1,952,831
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,098,662
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,142,275
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,172,294
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,207,795
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,234,560
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	975,425
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	Aa3	874,283
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	Aa3	873,775
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	Aa3	865,130
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	Aa3	860,999
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	Aa3	864,430
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	Aa3	858,203
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	Aa3	846,648
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,328,315
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aa3	1,769,850
	Series 2005, 5.000%, 10/01/16 – AGM Insured
7,635	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	A	8,143,033
	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,650	5.000%, 8/01/19	8/15 at 100.00	Baa1	1,724,696
1,735	5.000%, 8/01/20	8/15 at 100.00	Baa1	1,807,419
148,027	Total Tax Obligation/General			162,173,231
	Tax Obligation/Limited – 61.7% (39.2% of Total Investments)
1,980	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	1/14 at 100.00	N/R	1,988,356
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
140	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	9/13 at 100.00	N/R	140,560
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
1,645	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	Aa3	1,645,740
	System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured
2,265	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	2,438,273
	2005A, 5.250%, 7/01/24 – CIFG Insured
965	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	1/14 at 100.00	N/R	969,265
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
9,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	1/14 at 100.00	A	9,179,934
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – AGM Insured	9/13 at 100.00	AA–	1,049,096
1,100	5.250%, 8/15/21 – AGM Insured	9/13 at 100.00	AA–	1,104,279
365	5.250%, 8/15/22 – AGM Insured	9/13 at 100.00	AA–	366,402
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AA–	2,095,300
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau	8/19 at 100.00	AA–	1,075,220
	County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	11,261,676
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
5,315	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	5,687,582
4,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	4,983,284
65	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	9/13 at 100.00	A+	65,255
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA–	1,105,720
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	4,536,880
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa3	1,149,750
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
4,115	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA–	4,646,164
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2011C:
8,545	5.000%, 3/15/34	No Opt. Call	AAA	9,089,317
50,170	5.000%, 3/15/41	3/21 at 100.00	AAA	53,025,175
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2012D:
5,000	5.000%, 2/15/31	2/22 at 100.00	AAA	5,422,450
13,385	5.000%, 2/15/31 (UB) (4)	2/22 at 100.00	AAA	14,515,899
155	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	165,476
	2005F, 5.000%, 3/15/21 – AGM Insured
3,540	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	4,025,122
	City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA–	10,821,803
	City School District Project, Series 2009A, 5.000%, 5/01/31
5,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	5,670,651
	City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA–	6,675,115
21,030	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	23,474,527
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
19,730	5.750%, 2/15/47	2/21 at 100.00	A	21,676,956
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA–	1,911,161
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	52,162,133
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA–	4,264,764
4,830	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	11/22 at 100.00	AA	5,275,616
	2012A, 5.000%, 11/15/29
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA–	1,188,660
9,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA–	10,697,940
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	BBB	556,052
	5.500%, 1/01/34
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series	No Opt. Call	AAA	4,913,701
	2004H, 5.250%, 11/15/13 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,557,896
10,090	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	10,558,580
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,089,670
6,785	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	7,109,052
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	313,392
21,610	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	22,574,671
5,155	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	5,380,067
4,500	5.000%, 10/15/32 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	4,696,470
9,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	9,382,230
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	11,223,418
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012
	Series E-1:
5,100	5.000%, 2/01/35	2/22 at 100.00	AAA	5,471,382
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,650,292
16,655	5.000%, 2/01/42	2/22 at 100.00	AAA	17,681,115
40,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	5/22 at 100.00	AAA	42,676,000
	Series F-1, 5.000%, 5/01/39
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	9/13 at 100.00	AAA	5,020
	Series 2002B, 5.250%, 5/01/16 – NPFG Insured
155	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	9/13 at 100.00	AAA	155,618
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,128
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,800	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	4,137,630
	Series 2007B, 5.000%, 11/01/30
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series	5/19 at 100.00	AAA	5,252,600
	2009A-1, 5.000%, 5/01/36
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,113,500
8,000	5.000%, 11/01/39	11/20 at 100.00	AAA	8,457,280
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	SubSeries 2011D-1:
2,000	5.250%, 2/01/30	2/21 at 100.00	AAA	2,204,880
1,480	5.000%, 2/01/35	2/21 at 100.00	AAA	1,577,029
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	20,977,305
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,455,640
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
2,890	13.513%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	3,373,728
12,940	13.499%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	13,630,090
8,250	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	9,006,278
	4/01/16 – AGM Insured (UB)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2004A:
2,000	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	AA	2,065,880
1,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,032,860
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
30,795	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	37,369,733
6,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	7,153,146
4,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	4,732,290
	5.000%, 3/15/24 – AMBAC Insured
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,731,920
1,195	5.000%, 3/15/30	9/20 at 100.00	AAA	1,294,783
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
35,000	5.250%, 6/01/20 – AMBAC Insured	9/13 at 100.00	AA–	35,145,950
2,000	5.250%, 6/01/21 – AMBAC Insured	9/13 at 100.00	AA–	2,005,760
14,865	5.250%, 6/01/22 – AMBAC Insured	9/13 at 100.00	AA–	14,907,811
1,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	9/13 at 100.00	AA–	1,506,375
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
665	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AA–	681,964
	1994A, 5.250%, 1/01/14 – AGM Insured
2,175	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA–	2,297,170
	Series 1995, 5.600%, 4/01/15 – NPFG Insured
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA–	10,038,522
	Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,100,360
	2005B, 5.000%, 3/15/30 – AGM Insured
3,325	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA–	3,403,237
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds,
	Series 2002E:
3,000	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	3,111,030
11,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	12,000,450
8,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	8,278,490
	2009A, 0.000%, 8/01/32
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
2,000	0.000%, 8/01/33	8/29 at 100.00	A+	1,478,140
7,000	5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA–	6,917,750
6,765	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	6,770,615
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C:
22,000	0.000%, 8/01/37	No Opt. Call	AA–	5,369,980
46,150	0.000%, 8/01/39	No Opt. Call	AA–	9,869,178
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,060,190
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,369,650
25,395	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	3,902,958
9,250	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,326,728
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	26,982,088
99,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	11,921,374
1,090	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/13 at 100.00	Baa1	1,093,491
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
1,075,920	Total Tax Obligation/Limited			754,657,088
	Transportation – 12.7% (8.1% of Total Investments)
4,175	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A	4,294,447
	Series 2012H, 5.000%, 11/15/42
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	4,062,080
	5.000%, 11/15/25 – AGM Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
4,500	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	4,688,460
10,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	10,390,500
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	7,488,266
	4.500%, 11/15/36 – AGM Insured
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	1,026,810
	5.000%, 11/15/41
5,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C,	11/22 at 100.00	A	5,347,629
	5.000%, 11/15/41
1,125	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	A	1,157,186
	5.000%, 11/15/42
3,700	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	A	3,825,171
	5.000%, 11/15/38
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B:
16,090	5.000%, 11/15/30	5/23 at 100.00	A	16,961,595
2,500	5.000%, 11/15/32	5/23 at 100.00	A	2,606,800
7,000	5.000%, 11/15/38	5/23 at 100.00	A	7,236,810
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C:
480	5.000%, 11/15/32	5/23 at 100.00	A	500,506
6,000	5.000%, 11/15/42	5/23 at 100.00	A	6,178,920
8,055	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	8,192,499
	Series 2011, 5.000%, 11/15/44
3,420	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	3,750,714
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
10,910	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	11,533,725
12,100	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	12,624,777
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
5,800	5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	6,121,495
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	3,166,290
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,580	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA–	2,799,584
4,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,935,523
5,760	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	6,103,066
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	5,661,468
	Eighth Series 2008, Trust 2920, 17.992%, 8/15/32 – AGM Insured (IF)
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	BBB–	2,693,375
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2002E:
5,480	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	6,677,544
5,070	5.250%, 11/15/22 – NPFG Insured	9/13 at 100.00	A+	5,090,483
146,825	Total Transportation			155,115,723
	U.S. Guaranteed – 8.0% (5.1% of Total Investments) (5)
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk
	County Issue, Series 1986:
1,180	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	1,296,525
370	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	407,477
7,480	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA– (5)	7,878,684
	Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured
2,885	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	3,109,309
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/13 at 100.81	Baa1 (5)	527,043
	Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)
5,200	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	5,441,904
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 (Pre-refunded	12/15 at 100.00	A (5)	2,215,180
	12/01/15) – NPFG Insured
35	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	No Opt. Call	N/R (5)	36,848
	AMBAC Insured (ETM)
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	A (5)	2,641,825
	5.000%, 9/01/16 (Pre-refunded 9/01/13) – CIFG Insured
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	9/13 at 100.00	N/R (5)	986,486
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	5,604,243
11,000	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	12,036,640
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
8,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	8,473,440
5,750	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	6,090,285
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
	Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	9/13 at 100.00	A (5)	10,153,900
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	9/13 at 100.00	A (5)	4,607,730
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
3,000	5.000%, 11/15/18 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	3,053,640
1,500	4.750%, 11/15/21 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	1,525,395
1,500	4.750%, 11/15/22 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	1,525,395
850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	Aa1 (5)	888,973
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 (Pre-refunded 6/15/14) – AMBAC Insured
7,340	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	7,545,300
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	538,875
	2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured
9,395	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	10,189,065
	6/01/28 (Pre-refunded 6/01/15) – NPFG Insured
	Yonkers, New York, General Obligation Bonds, Series 2005B:
540	5.000%, 8/01/19 (Pre-refunded 8/01/15)	8/15 at 100.00	Baa1 (5)	590,711
570	5.000%, 8/01/20 (Pre-refunded 8/01/15)	8/15 at 100.00	Baa1 (5)	623,529
92,755	Total U.S. Guaranteed			97,988,402
	Utilities – 11.2% (7.2% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG	2/20 at 100.00	Baa3	2,502,798
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	3,041,700
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,067,457
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	5,405,440
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	5,112,160
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	12,083,800
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA–	5,690,500
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA–	8,066,250
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA–	5,094,600
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
21,830	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	23,381,895
27,015	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	28,905,780
11,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	11,617,430
2,750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	2,823,425
	5.000%, 12/01/35 – CIFG Insured
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+	3,715,045
	5/01/33 – BHAC Insured
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	5,143,400
	5.000%, 5/01/38
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	9/13 at 100.00	A	5,006,000
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	6,158,035
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
2,635	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	2,881,979
	11/15/19 – FGIC Insured
162,535	Total Utilities			137,697,694
	Water and Sewer – 9.0% (5.7% of Total Investments)
800	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AAA	902,792
	Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	11,204,600
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
19,660	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	20,741,693
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	5,219,900
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
12,365	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	12,721,112
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
19,455	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	20,761,014
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
1,485	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	1,604,765
	General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/34
11,455	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	11,774,595
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,137,989
	Master Financing, Series 2010C, 5.000%, 10/15/35
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	3,286,364
	Master Financing, Series 2012B, 5.000%, 2/15/42
14,700	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	15,942,444
	6/01/28 – NPFG Insured (UB)
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,566,464
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
104,090	Total Water and Sewer			109,863,732
$ 2,223,132	Total Investments (cost $1,874,701,668) – 157.4%			1,924,644,129
	Floating Rate Obligations – (12.2)%			(148,940,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (2.3)% (6)			(27,680,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (4.1)% (7)			(50,700,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.0)% (8)			(488,800,000)
	Other Assets Less Liabilities – 1.2%			14,528,847
	Net Assets Applicable to Common Shares – 100%			$ 1,223,052,976

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,924,644,129	$ —	$1,924,644,129

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $1,725,476,067.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 90,718,485
Depreciation	(40,457,716)
Net unrealized appreciation (depreciation) of investments	$ 50,260,769

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 1.4%.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 2.6%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2013